UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 31.18%, relative to a 31.49% return for the S&P 500® Index, the Fund’s benchmark index.
2019 was a very strong year for U.S. equities with the second best annual return for the S&P 500 Index since the recovery from the financial crisis. The gains reflected a recovery from losses experienced the previous year when there had been fears that continued tightening of monetary policy by the U.S. Federal Reserve (“Fed”) could cause a recession.
The market rallied from the beginning of the year as the Fed made a policy u-turn and indicated it would not raise interest rates in 2019 given increasing concerns over growth, the tightening of financial conditions in late 2018 and the persistence of low inflation. This contributed to gains in equities by easing growth concerns and improving the relative attractiveness of equities compared to bonds as bond yields fell. Through the first quarter equities were also supported by growing hopes for a resolution of the U.S./China trade war as trade negotiations appeared to be making progress.
The S&P 500 Index experienced two 5%+ drawdowns during the year, both related to escalating trade war tensions. The first correction followed the surprise break down of trade negotiations in May while the second occurred as a number of rounds of retaliatory tariffs between the U.S. and China were announced in August as both sides struggled to reach a compromise in the trade dispute. In response to the increasing threat to growth from the trade war, the Fed cut interest rate three times between July and October by 75 basis points in total which helped limit losses in the equity market by providing some protection against downside risks in the U.S. economy.
Having effectively moved sideways between May and October, equities rallied again in the fourth quarter. In early October with the costs of the trade war becoming increasingly apparent on both sides, the U.S. and China agreed to finally address the trade issue in a three phased process. This ultimately resulted in a phase 1 trade deal being agreed before year end which involved the suspension of previously planned tariffs and the halving of tariffs which had been imposed in September. With further escalation of trade tensions seeming less likely, a significant headwind to growth was removed and enabled equities to rise on the back of an improving growth outlook. Signs of a bottoming in manufacturing activity levels and a rise in business sentiment readings also contributed to the gains in equities. Additional support came from the liquidity provided by the Fed from mid-October as it bought $60 billion of U.S. Treasury bills per month in an effort to prevent the reoccurrence of dislocations in short term money markets which had been evident in September.
During the year, the S&P 500® Value Index marginally outperformed, rising 31.9% while the S&P 500® Growth Index rose 31.1%. Growth stocks outperformed until the third quarter as the economic backdrop generally remained challenging. Through the fourth quarter value stocks outperformed as the growth outlook improved on the back of progress in trade and the support provided by monetary policy loosening over the course of 2019. A rising bond yield environment in the latter part of the year was also relatively positive for value stocks and financials in particular given the potential boost to financial margins from higher yields.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	31.18%	N/A	11.88%
Investor Class	30.84%	11.07%	12.91%
Class L	30.52%	10.77%	12.95%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.68%
Technology	18.56
Financial	17.43
Communications	14.45
Industrial	8.73
Consumer, Cyclical	8.33
Energy	4.30
Utilities	3.27
Basic Materials	2.13
Short Term Investments	1.12
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,108.40	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.87
Investor Class
Actual	$1,000.00	$1,106.30	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.65
Class L
Actual	$1,000.00	$1,104.40	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$4.03
* Expenses are equal to the Fund's annualized expense ratio of 0.17% for the Institutional Class, 0.52% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.13%
23,682	Air Products & Chemicals Inc	$ 5,565,033
12,338	Albemarle Corp(a)	901,167
13,400	Celanese Corp	1,649,808
24,662	CF Industries Holdings Inc	1,177,364
79,215	Dow Inc	4,335,437
81,635	DuPont de Nemours Inc	5,240,967
15,484	Eastman Chemical Co	1,227,262
27,120	Ecolab Inc	5,233,889
14,523	FMC Corp	1,449,686
158,963	Freeport-McMoRan Inc	2,085,594
12,247	International Flavors & Fragrances Inc(a)	1,580,108
44,120	International Paper Co	2,031,726
58,118	Linde PLC	12,373,322
28,743	LyondellBasell Industries NV Class A	2,715,639
42,459	Mosaic Co	918,813
90,047	Newmont Goldcorp Corp	3,912,542
34,270	Nucor Corp	1,928,716
25,984	PPG Industries Inc	3,468,604
8,841	Sherwin-Williams Co	5,159,077
		62,954,754
Communications — 14.46%
32,666	Alphabet Inc Class A(b)	43,752,514
32,632	Alphabet Inc Class C(b)	43,629,637
45,469	Amazon.com Inc(b)	84,019,437
6,000	Arista Networks Inc(b)	1,220,400
797,644	AT&T Inc	31,171,927
4,668	Booking Holdings Inc(b)	9,586,812
15,589	CDW Corp	2,226,733
102,658	CenturyLink Inc	1,356,112
16,817	Charter Communications Inc Class A(b)	8,157,590
460,190	Cisco Systems Inc	22,070,712
491,691	Comcast Corp Class A	22,111,344
84,291	Corning Inc	2,453,711
18,194	Discovery Inc Class A(a)(b)	595,672
37,679	Discovery Inc Class C(b)	1,148,833
28,469	DISH Network Corp Class A(b)	1,009,795
84,488	eBay Inc	3,050,862
15,887	Expedia Group Inc	1,718,020
7,127	F5 Networks Inc(b)	995,286
262,856	Facebook Inc Class A(b)	53,951,194
39,456	Fox Corp Class A	1,462,634
15,053	Fox Corp Class B	547,929
39,365	Interpublic Group of Cos Inc	909,331
35,925	Juniper Networks Inc	884,833
17,401	Motorola Solutions Inc	2,803,997
47,851	Netflix Inc(b)	15,483,148
44,718	News Corp Class A	632,312
13,531	News Corp Class B	196,335
60,456	NortonLifeLock Inc	1,542,837
24,689	Omnicom Group Inc	2,000,303
34,213	T-Mobile Inc(b)	2,682,983
86,278	Twitter Inc(b)	2,765,210
Shares		Fair Value
Communications — (continued)
11,832	VeriSign Inc(b)	$ 2,279,790
451,616	Verizon Communications Inc	27,729,222
58,447	ViacomCBS Inc Class B	2,453,021
196,182	Walt Disney Co	28,373,803
		426,974,279
Consumer, Cyclical — 8.34%
8,038	Advance Auto Parts Inc	1,287,366
13,595	Alaska Air Group Inc	921,061
44,602	American Airlines Group Inc	1,279,185
27,749	Aptiv PLC	2,635,323
2,417	AutoZone Inc(b)	2,879,396
26,222	Best Buy Co Inc	2,302,292
21,410	BorgWarner Inc	928,766
16,235	Capri Holdings Ltd(b)	619,365
17,908	CarMax Inc(b)	1,569,994
45,785	Carnival Corp	2,327,252
2,693	Chipotle Mexican Grill Inc(b)	2,254,337
21,770	Copart Inc(b)	1,979,764
47,178	Costco Wholesale Corp	13,866,558
16,695	Cummins Inc	2,987,737
13,933	Darden Restaurants Inc	1,518,836
61,080	Delta Air Lines Inc	3,571,958
28,390	Dollar General Corp	4,428,272
25,860	Dollar Tree Inc(b)	2,432,133
34,664	DR Horton Inc	1,828,526
65,188	Fastenal Co	2,408,697
435,314	Ford Motor Co	4,048,420
25,006	Gap Inc(a)	442,106
135,860	General Motors Co	4,972,476
16,639	Genuine Parts Co	1,767,561
43,001	Hanesbrands Inc	638,565
18,808	Harley-Davidson Inc	699,470
12,982	Hasbro Inc	1,371,029
31,727	Hilton Worldwide Holdings Inc	3,518,842
118,305	Home Depot Inc	25,835,446
17,872	Kohl's Corp	910,578
26,778	L Brands Inc	485,217
36,661	Las Vegas Sands Corp	2,531,075
15,214	Leggett & Platt Inc	773,328
32,335	Lennar Corp Class A	1,803,970
15,542	Live Nation Entertainment Inc(b)	1,110,787
34,547	LKQ Corp(b)	1,233,328
82,884	Lowe's Cos Inc	9,926,188
36,521	Macy's Inc	620,857
30,266	Marriott International Inc Class A	4,583,180
81,870	McDonald's Corp	16,178,331
57,056	MGM Resorts International	1,898,253
6,514	Mohawk Industries Inc(b)	888,379
45,673	Newell Brands Inc	877,835
135,313	NIKE Inc Class B	13,708,560
12,403	Nordstrom Inc(a)	507,655
23,285	Norwegian Cruise Line Holdings Ltd(b)	1,360,077
387	NVR Inc(b)	1,473,855

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Cyclical — (continued)
8,371	O'Reilly Automotive Inc(b)	$ 3,668,675
37,661	PACCAR Inc	2,978,985
30,019	PulteGroup Inc	1,164,737
8,298	PVH Corp	872,535
5,867	Ralph Lauren Corp	687,730
39,657	Ross Stores Inc	4,616,868
17,883	Royal Caribbean Cruises Ltd	2,387,559
52,896	Southwest Airlines Co	2,855,326
129,136	Starbucks Corp	11,353,637
33,504	Tapestry Inc	903,603
54,481	Target Corp	6,985,009
11,983	Tiffany & Co	1,601,528
128,452	TJX Cos Inc	7,843,279
13,685	Tractor Supply Co	1,278,726
6,579	Ulta Beauty Inc(b)	1,665,408
21,547	Under Armour Inc Class A(a)(b)	465,415
21,954	Under Armour Inc Class C(b)	421,078
22,823	United Airlines Holdings Inc(b)	2,010,478
35,761	VF Corp	3,563,941
82,917	Walgreens Boots Alliance Inc	4,888,786
153,794	Walmart Inc	18,276,879
6,548	Whirlpool Corp	966,026
5,042	WW Grainger Inc	1,706,818
10,795	Wynn Resorts Ltd	1,499,102
33,632	Yum! Brands Inc	3,387,751
		246,242,065
Consumer, Non-Cyclical — 21.69%
191,263	Abbott Laboratories	16,613,104
159,907	AbbVie Inc	14,158,166
5,389	ABIOMED Inc(b)	919,310
25,480	Alexion Pharmaceuticals Inc(b)	2,755,662
8,317	Align Technology Inc(b)	2,320,776
34,645	Allergan PLC	6,623,085
201,565	Altria Group Inc	10,060,109
17,407	AmerisourceBergen Corp	1,479,943
65,047	Amgen Inc	15,680,880
27,679	Anthem Inc	8,359,888
58,623	Archer-Daniels-Midland Co	2,717,176
46,438	Automatic Data Processing Inc	7,917,679
8,934	Avery Dennison Corp	1,168,746
55,823	Baxter International Inc	4,667,919
29,930	Becton Dickinson & Co	8,140,062
19,912	Biogen Inc(b)	5,908,488
150,371	Boston Scientific Corp(b)	6,799,777
253,223	Bristol-Myers Squibb Co	16,254,384
19,720	Brown-Forman Corp Class B	1,333,072
19,743	Campbell Soup Co	975,699
33,900	Cardinal Health Inc	1,714,662
47,166	Centene Corp(b)	2,965,326
28,428	Church & Dwight Co Inc	1,999,626
41,099	Cigna Corp	8,404,334
9,093	Cintas Corp	2,446,744
14,331	Clorox Co	2,200,382
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
420,827	Coca-Cola Co	$ 23,292,774
91,252	Colgate-Palmolive Co	6,281,788
55,540	Conagra Brands Inc	1,901,690
18,313	Constellation Brands Inc Class A	3,474,892
5,637	Cooper Cos Inc	1,811,112
78,199	Corteva Inc	2,311,562
30,606	Coty Inc Class A	344,317
140,208	CVS Health Corp	10,416,052
68,468	Danaher Corp	10,508,469
10,469	DaVita Inc(b)	785,489
25,028	DENTSPLY SIRONA Inc	1,416,335
22,323	Edwards Lifesciences Corp(b)	5,207,733
91,653	Eli Lilly & Co	12,045,954
13,370	Equifax Inc	1,873,404
23,723	Estee Lauder Cos Inc Class A	4,899,748
9,437	FleetCor Technologies Inc(b)	2,715,214
10,158	Gartner Inc(b)	1,565,348
66,525	General Mills Inc	3,563,079
135,821	Gilead Sciences Inc	8,825,649
32,531	Global Payments Inc	5,938,859
20,857	H&R Block Inc	489,722
29,957	HCA Healthcare Inc	4,427,944
16,487	Henry Schein Inc(b)	1,100,013
15,876	Hershey Co	2,333,454
31,095	Hologic Inc(b)	1,623,470
29,295	Hormel Foods Corp	1,321,497
14,458	Humana Inc	5,299,146
9,746	IDEXX Laboratories Inc(b)	2,544,973
44,756	IHS Markit Ltd(b)	3,372,365
15,856	Illumina Inc(b)	5,260,069
20,640	Incyte Corp(b)	1,802,285
12,182	Intuitive Surgical Inc(b)	7,201,389
19,786	IQVIA Holdings Inc(b)	3,057,135
13,229	JM Smucker Co	1,377,536
285,879	Johnson & Johnson	41,701,170
28,048	Kellogg Co	1,939,800
37,658	Kimberly-Clark Corp	5,179,858
70,633	Kraft Heinz Co	2,269,438
91,091	Kroger Co	2,640,728
11,094	Laboratory Corp of America Holdings(b)	1,876,772
16,217	Lamb Weston Holdings Inc	1,395,148
4,239	MarketAxess Holdings Inc	1,607,047
13,963	McCormick & Co Inc	2,369,940
20,764	McKesson Corp	2,872,076
145,059	Medtronic PLC	16,456,944
277,326	Merck & Co Inc	25,222,800
21,327	Molson Coors Beverage Co Class B	1,149,525
157,638	Mondelez International Inc Class A	8,682,701
41,969	Monster Beverage Corp(b)	2,667,130
17,472	Moody's Corp	4,148,028
57,313	Mylan NV(b)	1,151,991
42,553	Nielsen Holdings PLC	863,826
127,153	PayPal Holdings Inc(b)	13,754,140
151,192	PepsiCo Inc	20,663,411

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,933	Perrigo Co PLC	$ 719,779
599,735	Pfizer Inc	23,497,617
168,304	Philip Morris International Inc	14,320,987
271,930	Procter & Gamble Co	33,964,057
16,565	Quanta Services Inc	674,361
15,190	Quest Diagnostics Inc	1,622,140
8,818	Regeneron Pharmaceuticals Inc(b)	3,310,983
15,897	ResMed Inc	2,463,558
14,059	Robert Half International Inc	887,826
14,920	Rollins Inc	494,747
25,943	S&P Global Inc	7,083,736
9,478	Steris PLC	1,444,637
35,586	Stryker Corp	7,470,925
55,963	Sysco Corp	4,787,075
5,271	Teleflex Inc	1,984,215
43,787	Thermo Fisher Scientific Inc	14,225,083
31,115	Tyson Foods Inc Class A	2,832,710
8,743	United Rentals Inc(b)	1,458,070
102,682	UnitedHealth Group Inc	30,186,454
9,360	Universal Health Services Inc Class B	1,342,786
10,121	Varian Medical Systems Inc(b)	1,437,283
17,164	Verisk Analytics Inc	2,563,272
28,057	Vertex Pharmaceuticals Inc(b)	6,143,080
5,622	WellCare Health Plans Inc(b)	1,856,441
22,407	Zimmer Biomet Holdings Inc	3,353,880
52,005	Zoetis Inc	6,882,862
		640,596,502
Energy — 4.31%
41,472	Apache Corp	1,061,269
72,846	Baker Hughes Co	1,867,043
42,139	Cabot Oil & Gas Corp	733,640
205,483	Chevron Corp	24,762,756
11,744	Cimarex Energy Co	616,443
21,393	Concho Resources Inc	1,873,385
119,623	ConocoPhillips	7,779,084
44,978	Devon Energy Corp	1,168,079
17,234	Diamondback Energy Inc	1,600,349
62,482	EOG Resources Inc	5,233,492
458,650	Exxon Mobil Corp	32,004,597
99,179	Halliburton Co	2,426,910
12,915	Helmerich & Payne Inc	586,728
29,766	Hess Corp	1,988,667
18,215	HollyFrontier Corp	923,683
207,061	Kinder Morgan Inc	4,383,481
90,905	Marathon Oil Corp	1,234,490
72,651	Marathon Petroleum Corp	4,377,223
45,341	National Oilwell Varco Inc	1,135,792
54,708	Noble Energy Inc	1,358,947
98,962	Occidental Petroleum Corp	4,078,224
45,410	ONEOK Inc	3,436,175
48,378	Phillips 66	5,389,793
19,054	Pioneer Natural Resources Co	2,884,204
Shares		Fair Value
Energy — (continued)
150,271	Schlumberger Ltd	$ 6,040,894
46,610	TechnipFMC PLC	999,318
43,533	Valero Energy Corp	4,076,865
132,092	Williams Cos Inc	3,133,222
		127,154,753
Financial — 17.45%
77,765	Aflac Inc	4,113,768
12,956	Alexandria Real Estate Equities Inc REIT	2,093,431
4,244	Alliance Data Systems Corp	476,177
35,050	Allstate Corp	3,941,372
72,896	American Express Co	9,074,823
93,353	American International Group Inc	4,791,809
48,572	American Tower Corp REIT	11,162,817
13,914	Ameriprise Financial Inc	2,317,794
25,755	Aon PLC	5,364,509
16,575	Apartment Investment & Management Co REIT Class A	856,099
19,988	Arthur J Gallagher & Co	1,903,457
6,011	Assurant Inc	787,922
15,291	AvalonBay Communities Inc REIT	3,206,523
884,450	Bank of America Corp	31,150,329
93,536	Bank of New York Mellon Corp	4,707,667
212,258	Berkshire Hathaway Inc Class B(b)	48,076,437
12,770	BlackRock Inc	6,419,479
15,516	Boston Properties Inc REIT	2,139,036
51,442	Capital One Financial Corp	5,293,896
12,549	Cboe Global Markets Inc	1,505,880
35,163	CBRE Group Inc Class A(b)	2,155,140
124,385	Charles Schwab Corp	5,915,751
49,434	Chubb Ltd	7,694,896
17,450	Cincinnati Financial Corp	1,834,868
238,848	Citigroup Inc	19,081,567
47,206	Citizens Financial Group Inc	1,917,036
39,057	CME Group Inc	7,839,521
16,714	Comerica Inc	1,199,229
45,183	Crown Castle International Corp REIT	6,422,763
21,835	Digital Realty Trust Inc REIT	2,614,523
35,771	Discover Financial Services	3,034,096
41,623	Duke Realty Corp REIT	1,443,069
23,709	E*TRADE Financial Corp	1,075,677
9,414	Equinix Inc REIT	5,494,952
37,836	Equity Residential REIT	3,061,689
7,468	Essex Property Trust Inc REIT	2,246,822
4,304	Everest Re Group Ltd	1,191,519
14,516	Extra Space Storage Inc REIT	1,533,180
7,211	Federal Realty Investment Trust REIT	928,272
81,175	Fifth Third Bancorp	2,495,319

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
18,968	First Republic Bank	$ 2,227,792
31,416	Franklin Resources Inc	816,188
11,066	Globe Life Inc	1,164,697
35,059	Goldman Sachs Group Inc	8,061,116
39,024	Hartford Financial Services Group Inc	2,371,488
54,399	Healthpeak Properties Inc REIT	1,875,134
82,643	Host Hotels & Resorts Inc REIT	1,533,028
116,246	Huntington Bancshares Inc	1,752,990
60,791	Intercontinental Exchange Inc	5,626,207
41,439	Invesco Ltd	745,073
29,957	Iron Mountain Inc REIT	954,730
342,707	JPMorgan Chase & Co	47,773,356
105,116	KeyCorp	2,127,548
47,059	Kimco Realty Corp REIT	974,592
22,711	Lincoln National Corp	1,340,176
28,253	Loews Corp	1,483,000
15,030	M&T Bank Corp	2,551,343
55,393	Marsh & McLennan Cos Inc	6,171,334
96,810	Mastercard Inc Class A	28,906,498
84,209	MetLife Inc	4,292,133
12,973	Mid-America Apartment Communities Inc REIT	1,710,620
133,242	Morgan Stanley	6,811,331
12,852	Nasdaq Inc	1,376,449
22,617	Northern Trust Corp	2,402,830
45,675	People's United Financial Inc	771,907
48,195	PNC Financial Services Group Inc	7,693,368
29,383	Principal Financial Group Inc	1,616,065
63,380	Progressive Corp	4,588,078
68,725	Prologis Inc REIT	6,126,146
44,145	Prudential Financial Inc	4,138,152
16,545	Public Storage REIT	3,523,423
13,861	Raymond James Financial Inc	1,240,005
35,405	Realty Income Corp REIT	2,606,870
18,576	Regency Centers Corp REIT	1,171,960
102,604	Regions Financial Corp	1,760,685
12,479	SBA Communications Corp REIT	3,007,314
33,023	Simon Property Group Inc REIT	4,919,106
9,938	SL Green Realty Corp REIT	913,103
40,827	State Street Corp	3,229,416
5,861	SVB Financial Group(b)	1,471,345
63,255	Synchrony Financial	2,277,813
26,546	T Rowe Price Group Inc	3,234,365
28,947	Travelers Cos Inc	3,964,292
146,705	Truist Financial Corp	8,262,426
33,264	UDR Inc REIT	1,553,429
24,841	Unum Group	724,364
153,877	US Bancorp	9,123,367
41,641	Ventas Inc REIT	2,404,351
187,384	Visa Inc Class A	35,209,454
17,887	Vornado Realty Trust REIT	1,189,486
Shares		Fair Value
Financial — (continued)
418,782	Wells Fargo & Co	$ 22,530,472
42,710	Welltower Inc REIT	3,492,824
47,653	Western Union Co	1,276,147
80,434	Weyerhaeuser Co REIT	2,429,107
14,725	Willis Towers Watson PLC	2,973,566
16,176	WR Berkley Corp	1,117,762
19,995	Zions Bancorp NA	1,038,140
		515,191,075
Industrial — 8.73%
61,574	3M Co	10,862,885
33,680	Agilent Technologies Inc	2,873,241
10,619	Allegion PLC	1,322,490
176,264	Amcor PLC	1,910,702
25,939	AMETEK Inc	2,587,156
33,332	Amphenol Corp Class A	3,607,522
16,870	AO Smith Corp	803,687
43,639	Arconic Inc	1,342,772
36,385	Ball Corp	2,353,018
57,790	Boeing Co	18,825,670
61,480	Caterpillar Inc	9,079,366
15,347	CH Robinson Worldwide Inc(a)	1,200,135
86,999	CSX Corp	6,295,248
34,594	Deere & Co	5,993,756
16,530	Dover Corp	1,905,248
44,777	Eaton Corp PLC	4,241,277
67,169	Emerson Electric Co	5,122,308
18,223	Expeditors International of Washington Inc	1,421,758
26,601	FedEx Corp	4,022,337
14,462	FLIR Systems Inc	753,036
15,437	Flowserve Corp	768,300
33,443	Fortive Corp	2,554,711
15,031	Fortune Brands Home & Security Inc	982,126
14,729	Garmin Ltd	1,436,961
24,919	General Dynamics Corp	4,394,466
943,555	General Electric Co	10,530,074
77,536	Honeywell International Inc	13,723,872
4,385	Huntington Ingalls Industries Inc	1,100,109
8,042	IDEX Corp	1,383,224
32,298	Illinois Tool Works Inc	5,801,690
26,494	Ingersoll-Rand PLC	3,521,583
14,007	Jacobs Engineering Group Inc	1,258,249
9,502	JB Hunt Transport Services Inc	1,109,644
88,278	Johnson Controls International PLC	3,593,797
10,791	Kansas City Southern	1,652,750
21,282	Keysight Technologies Inc(b)	2,184,172
24,720	L3Harris Technologies Inc	4,891,346
26,290	Lockheed Martin Corp	10,236,800
7,097	Martin Marietta Materials Inc	1,984,605
33,095	Masco Corp	1,588,229

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Industrial — (continued)
2,315	Mettler-Toledo International Inc(b)	$ 1,836,443
28,278	Norfolk Southern Corp	5,489,608
17,104	Northrop Grumman Corp	5,883,263
7,151	Old Dominion Freight Line Inc	1,357,117
10,000	Packaging Corp of America	1,119,900
13,981	Parker-Hannifin Corp	2,877,569
18,571	Pentair PLC	851,852
12,623	PerkinElmer Inc	1,225,693
29,094	Raytheon Co	6,393,116
24,406	Republic Services Inc	2,187,510
12,292	Rockwell Automation Inc	2,491,220
11,473	Roper Technologies Inc	4,064,081
18,276	Sealed Air Corp	727,933
5,715	Snap-on Inc	968,121
16,496	Stanley Black & Decker Inc	2,734,047
37,116	TE Connectivity Ltd	3,557,197
25,960	Textron Inc	1,157,816
5,238	TransDigm Group Inc	2,933,280
75,911	Union Pacific Corp	13,723,950
74,359	United Parcel Service Inc Class B	8,704,465
87,482	United Technologies Corp	13,101,304
14,961	Vulcan Materials Co	2,154,234
42,364	Waste Management Inc	4,827,801
7,707	Waters Corp(b)	1,800,741
21,135	Westinghouse Air Brake Technologies Corp	1,644,303
29,821	Westrock Co	1,279,619
20,480	Xylem Inc	1,613,619
		257,926,122
Technology — 18.57%
68,595	Accenture PLC Class A	14,444,049
83,983	Activision Blizzard Inc	4,990,270
52,131	Adobe Inc(b)	17,193,325
119,994	Advanced Micro Devices Inc(b)	5,502,925
18,599	Akamai Technologies Inc(b)	1,606,582
40,260	Analog Devices Inc	4,784,498
9,470	ANSYS Inc(b)	2,437,673
456,268	Apple Inc	133,983,098
101,112	Applied Materials Inc	6,171,876
24,351	Autodesk Inc(b)	4,467,434
42,893	Broadcom Inc	13,555,046
13,025	Broadridge Financial Solutions Inc	1,609,109
31,797	Cadence Design Systems Inc(b)	2,205,440
34,910	Cerner Corp	2,562,045
13,863	Citrix Systems Inc	1,537,407
61,213	Cognizant Technology Solutions Corp Class A	3,796,430
29,208	DXC Technology Co	1,097,929
32,351	Electronic Arts Inc(b)	3,478,056
67,125	Fidelity National Information Services Inc	9,336,416
Shares		Fair Value
Technology — (continued)
61,897	Fiserv Inc(b)	$ 7,157,150
16,010	Fortinet Inc(b)	1,709,228
135,458	Hewlett Packard Enterprise Co	2,148,364
165,175	HP Inc	3,394,346
475,689	Intel Corp	28,469,987
95,593	International Business Machines Corp	12,813,286
28,082	Intuit Inc	7,355,518
4,171	IPG Photonics Corp(b)	604,461
8,598	Jack Henry & Associates Inc	1,252,471
17,261	KLA Corp	3,075,392
15,957	Lam Research Corp	4,665,827
15,276	Leidos Holdings Inc	1,495,368
30,659	Maxim Integrated Products Inc	1,885,835
25,821	Microchip Technology Inc	2,703,975
120,928	Micron Technology Inc(b)	6,503,508
831,738	Microsoft Corp	131,165,083
9,661	MSCI Inc	2,494,277
27,374	NetApp Inc	1,704,031
65,941	NVIDIA Corp	15,515,917
238,394	Oracle Corp	12,630,114
34,907	Paychex Inc	2,969,189
13,349	Qorvo Inc(b)	1,551,554
123,218	QUALCOMM Inc	10,871,524
96,430	salesforce.com Inc(b)	15,683,375
27,639	Seagate Technology PLC	1,644,521
20,846	ServiceNow Inc(b)	5,885,243
19,311	Skyworks Solutions Inc	2,334,314
16,310	Synopsys Inc(b)	2,270,352
12,466	Take-Two Interactive Software Inc(b)	1,526,212
100,764	Texas Instruments Inc	12,927,014
33,564	Western Digital Corp	2,130,307
22,108	Xerox Holdings Corp	815,122
27,517	Xilinx Inc	2,690,337
5,973	Zebra Technologies Corp Class A(b)	1,525,743
		548,328,553
Utilities — 3.27%
73,713	AES Corp	1,466,889
26,539	Alliant Energy Corp	1,452,214
26,612	Ameren Corp	2,043,802
53,684	American Electric Power Co Inc	5,073,675
18,858	American Water Works Co Inc	2,316,705
13,205	Atmos Energy Corp	1,477,111
57,428	CenterPoint Energy Inc	1,566,062
29,166	CMS Energy Corp	1,832,791
35,107	Consolidated Edison Inc	3,176,130
88,236	Dominion Energy Inc	7,307,705
20,758	DTE Energy Co	2,695,841
79,281	Duke Energy Corp	7,231,220
39,912	Edison International	3,009,764
21,715	Entergy Corp	2,601,457

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Utilities — (continued)
23,908	Evergy Inc	$ 1,556,172
34,075	Eversource Energy	2,898,760
106,301	Exelon Corp	4,846,263
59,154	FirstEnergy Corp	2,874,884
53,517	NextEra Energy Inc	12,959,677
41,389	NiSource Inc	1,152,270
28,471	NRG Energy Inc	1,131,722
12,449	Pinnacle West Capital Corp	1,119,539
78,612	PPL Corp	2,820,599
55,742	Public Service Enterprise Group Inc	3,291,565
30,539	Sempra Energy	4,626,048
112,258	Southern Co	7,150,835
34,540	WEC Energy Group Inc	3,185,624
57,274	Xcel Energy Inc	3,636,326
		96,501,650
TOTAL COMMON STOCK — 98.95% (Cost $1,513,344,603)		$2,921,869,753
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.99%
$29,300,000	Federal Home Loan Bank 1.17%, 01/02/2020	29,299,064
Repurchase Agreements — 0.14%
930,458	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $930,458 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(c)	930,458
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 195,727	Undivided interest of 13.54% in a repurchase agreement (principal amount/value $1,448,214 with a maturity value of $1,448,339) with BNP Paribas Securities Corp, 1.55%, dated 12/31/19 to be repurchased at $195,727 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/15/20 - 11/15/48, with a value of $1,477,178.(c)	$ 195,727
930,458	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $930,458 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(c)	930,458
930,458	Undivided interest of 2.76% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $930,458 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(c)	930,458

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 930,458	Undivided interest of 5.77% in a repurchase agreement (principal amount/value $16,152,649 with a maturity value of $16,154,085) with Credit Agricole Securities (USA) Inc, 1.60%, dated 12/31/19 to be repurchased at $930,458 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 11/1/33 - 8/1/49, with a value of $16,475,702.(c)	$ 930,458
		3,917,559
TOTAL SHORT TERM INVESTMENTS — 1.13% (Cost $33,216,623)		$ 33,216,623
TOTAL INVESTMENTS — 100.08% (Cost $1,546,561,226)		$2,955,086,376
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$ (2,274,722)
TOTAL NET ASSETS — 100.00%		$2,952,811,654
(a)	All or a portion of the security is on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
At December 31, 2019, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500 Emini Futures	225	USD	36,348,750	March 2020	$337,556
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $3,850,187 of securities on loan)(a)	$2,951,168,817
Repurchase agreements, fair value(b)	3,917,559
Cash	139,387
Cash pledged on futures contracts	4,302,667
Dividends receivable	3,002,442
Subscriptions receivable	4,179,186
Variation margin on futures contracts	86,625
Total Assets	2,966,796,683
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	69,656
Payable for other accrued fees	67,338
Payable for shareholder services fees	549,142
Payable to investment adviser	415,390
Payable upon return of securities loaned	3,917,559
Redemptions payable	8,963,137
Total Liabilities	13,985,029
NET ASSETS	$2,952,811,654
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,860,553
Paid-in capital in excess of par	1,448,587,009
Undistributed/accumulated earnings	1,484,364,092
NET ASSETS	$2,952,811,654
NET ASSETS BY CLASS
Investor Class	$1,455,200,541
Class L	$334,219,842
Institutional Class	$1,163,391,271
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	60,513,819
Class L	18,461,293
Institutional Class	119,630,419
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$24.05
Class L	$18.10
Institutional Class	$9.72
(a) Cost of investments	$1,542,643,667
(b) Cost of repurchase agreements	$3,917,559
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$477,581
Income from securities lending	14,371
Dividends	58,282,003
Total Income	58,773,955
EXPENSES:
Management fees	4,704,398
Shareholder services fees – Investor Class	5,215,459
Shareholder services fees – Class L	1,023,741
Audit and tax fees	28,643
Custodian fees	44,869
Director's fees	14,191
Distribution fees – Class L	731,728
Legal fees	9,460
Pricing fees	1,469
Registration fees	85,306
Shareholder report fees	54,618
Transfer agent fees	11,965
Other fees	7,510
Total Expenses	11,933,357
NET INVESTMENT INCOME	46,840,598
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	264,071,139
Net realized gain on futures contracts	8,674,993
Net Realized Gain	272,746,132
Net change in unrealized appreciation on investments	456,132,373
Net change in unrealized appreciation on futures contracts	1,528,868
Net Change in Unrealized Appreciation	457,661,241
Net Realized and Unrealized Gain	730,407,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$777,247,971
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West S&P 500® Index Fund	2019	2018
OPERATIONS:
Net investment income	$46,840,598	$48,247,141
Net realized gain	272,746,132	326,393,751
Net change in unrealized appreciation (depreciation)	457,661,241	(479,570,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	777,247,971	(104,929,869)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(72,910,374)	(135,701,165)
Class L	(21,016,663)	(29,429,049)
Institutional Class	(149,265,913)	(219,740,111)
From Net Investment Income and Net Realized Gains	(243,192,950)	(384,870,325)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	340,103,837	475,423,519
Class L	102,469,915	64,745,203
Institutional Class	131,391,719	249,746,412
Shares issued in reinvestment of distributions
Investor Class	72,910,374	135,701,165
Class L	21,016,663	29,429,049
Institutional Class	149,265,913	219,740,111
Shares redeemed
Investor Class	(662,075,819)	(771,001,221)
Class L	(85,773,206)	(134,762,217)
Institutional Class	(317,651,698)	(365,136,423)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(248,342,302)	(96,114,402)
Total Increase (Decrease) in Net Assets	285,712,719	(585,914,596)
NET ASSETS:
Beginning of year	2,667,098,935	3,253,013,531
End of year	$2,952,811,654	$2,667,098,935
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,275,798	20,715,341
Class L	5,953,232	3,577,363
Institutional Class	13,437,107	22,573,607
Shares issued in reinvestment of distributions
Investor Class	3,046,440	6,904,604
Class L	1,162,749	1,945,919
Institutional Class	15,265,324	25,211,563
Shares redeemed
Investor Class	(29,325,789)	(33,516,251)
Class L	(4,937,949)	(7,323,618)
Institutional Class	(32,195,212)	(31,513,399)
Net Increase (Decrease)	(12,318,300)	8,575,129
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
Class L
12/31/2019	$14.82	0.21	4.29	4.50	(0.15)	(1.07)	(1.22)	$18.10	30.52%
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
Institutional Class
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (d)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
Class L
12/31/2019	$ 334,220	0.79%	0.79%	1.22%	4%
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
Institutional Class
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (d)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,921,869,753	$ —	$ —	$ 2,921,869,753
Short Term Investments	—	33,216,623	—	33,216,623
Total investments, at fair value:	2,921,869,753	33,216,623	0	2,955,086,376
Other Financial Investments:
Futures Contracts(a)	337,556	—	—	337,556
Total Assets	$ 2,922,207,309	$ 33,216,623	$ 0	$ 2,955,423,932
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$47,491,194	$48,060,497
Long-term capital gain	195,701,756	336,809,828
	$243,192,950	$384,870,325
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,075,699
Undistributed long-term capital gains	87,179,825
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,396,108,568
Tax composition of capital	$1,484,364,092

Annual Report - December 31, 2019

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$1,559,315,364
Gross unrealized appreciation on investments	1,502,757,192
Gross unrealized depreciation on investments	(106,648,624)
Net unrealized appreciation on investments	$1,396,108,568
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 237 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$337,556 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$8,674,993	Net change in unrealized appreciation on futures contracts	$1,528,868
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $110,758,634 and $513,193,424, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the

Annual Report - December 31, 2019

delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $3,850,187 and received collateral as reported on the Statement of Assets and Liabilities of $3,917,559 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020